Ordinary Shares (Details) $ / shares in Units, $ in Thousands, ¥ in Millions	1 Months Ended
	May 31, 2019 USD ($) Vote $ / shares shares	May 31, 2019 CNY (¥) Vote shares	Dec. 31, 2024 USD ($) $ / shares shares
Ordinary Shares
Authorized share capital | $			$ 425
Ordinary shares authorized (in shares)			850,000,000
Class A Ordinary Shares
Ordinary Shares
Ordinary shares authorized (in shares)			750,000,000
Issuance of Class A ordinary shares upon the completion of IPO, net of issuance cost (in shares)	11,500,000	11,500,000
Ordinary shares issued (in shares)			77,897,969
Ordinary shares outstanding (in shares)			65,659,510
Number of votes per share | Vote	1	1
Ordinary shares par value (in dollars per share) | $ / shares			$ 0.0005
Number of shares redesignated	66,613,419	66,613,419
Class B Ordinary shares
Ordinary Shares
Ordinary shares authorized (in shares)			20,000,000
Ordinary shares issued (in shares)			12,000,000
Ordinary shares outstanding (in shares)			12,000,000
Number of votes per share | Vote	30	30
Ordinary shares par value (in dollars per share) | $ / shares			$ 0.0005
Number of shares redesignated	12,000,000	12,000,000
Ordinary shares, undesignated
Ordinary Shares
Ordinary shares authorized (in shares)			80,000,000
Ordinary shares par value (in dollars per share) | $ / shares			$ 0.0005
American Depository Shares
Ordinary Shares
Number of securities sold	14,950,000	14,950,000
Sale price per shares | $ / shares	$ 13.8
IPO [Member]
Ordinary Shares
Net proceeds	$ 187,500	¥ 1,267
IPO [Member] | Class A Ordinary Shares
Ordinary Shares
Issuance of Class A ordinary shares upon the completion of IPO, net of issuance cost (in shares)	11,500,000	11,500,000
IPO [Member] | American Depository Shares
Ordinary Shares
Issuance of Class A ordinary shares upon the completion of IPO, net of issuance cost (in shares)	14,950,000	14,950,000